Touchstone Sands Capital US Select Growth ETF Expense Example - Touchstone Sands Capital US Select Growth ETF - Touchstone Sands Capital US Select Growth ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,152